Convertible Notes - Summary of Convertible Notes (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes [Abstract]
Balance, beginning of year		$ 25,449
Equity component of convertible notes	$ 3,232		$ 24,531
Unrealized foreign exchange gain		(209)
Accrued interest		(152)	152
Accretion		2,443	594
Amortization of note issue costs		745	172
Conversion to common shares		(18,139)
Conversion to warrants		(5,947)
Repayments		$ (4,190)
Balance, end of year	$ 25,449		$ 25,449